                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04656
                  ---------------------------------------------

                ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.
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               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
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               (Address of principal executive offices)  (Zip code)

                               Thomas H. Dinsmore
                Ellsworth Convertible Growth and Income Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2005

Item 1. Proxy Voting Record




Description                            Proposal   Voted     Vote    For/
                                         Type                       Agnst
                                                                    Mgmt
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Issuer: Johnson & Johnson
Ticker symbol: JNJ
CUSIP: 478160104
Meeting date: 4/28/2005

Election of Directors                    MGMT      YES    FOR ALL   FOR

Approval of 2005 Long-Term Incentive     MGMT      YES    FOR       FOR
Plan

Ratification of the appointment of       MGMT      YES    FOR       FOR
independent auditors



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Issuer: Valero Energy Corp.
Ticker symbol: VLO
CUSIP: 91913Y407
Meeting date: 4/28/2005

Election of Directors                    MGMT      YES    FOR ALL   FOR

Ratification of the appointment of       MGMT      YES    FOR       FOR
independent auditors for 2005

Approval of the 2005 Omnibus Stock       MGMT      YES    FOR       FOR
Incentive Plan



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Issuer: SBC Communications, Inc.
Ticker symbol: SBC
CUSIP: 78387G103
Meeting date: 4/29/2005

Election of Directors                    MGMT      YES    FOR ALL   FOR

Ratification of the appointment of       MGMT      YES    FOR       FOR
independent auditors for 2005

Approval of stock purchase and           MGMT      YES    FOR       FOR
deferral plan

Shareholder proposal to adopt           SHLDR      YES    AGNST     FOR
program of political contributions
disclosure

Shareholder proposal to adopt           SHLDR      YES    AGNST     FOR
compensation review committee

Shareholder proposal to adopt           SHLDR      YES    AGNST     FOR
restricted stock program

Shareholder proposal to adopt simple    SHLDR      YES    AGNST     FOR
majority vote policy



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Issuer: Kerr-McGee Corp.
Ticker symbol: KMG
CUSIP: 492386107
Meeting date: 5/10/2005

Election of Directors                    MGMT      YES    FOR ALL   FOR

Ratification of the appointment of       MGMT      YES    FOR       FOR
independent auditors for 2005

Approval of 2005 Long Term Incentive     MGMT      YES    FOR       FOR
Plan

Approval to amend the Certificate of     MGMT      YES    FOR       FOR
Incorporation to increase the
authorized number of Shares of
Common Stock

Shareholder proposal to establish an    SHLDR      YES    ABSTAIN   AGNST
Office of the Board of Directors



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Issuer: UTStarcom
Ticker symbol: UTSI
CUSIP: 918076100
Meeting date: 5/13/2005

Election of Directors                    MGMT      YES    FOR ALL   FOR

Adoption of the 2005 Equity              MGMT      YES    FOR       FOR
Incentive Plan

Ratification of the appointment of       MGMT      YES    FOR       FOR
independent registered public
accounting firm



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Issuer: Emmis Communications Corp.
Ticker symbol: EMMS
CUSIP: 291525202
Meeting date: 6/13/2005

Approval of amendment to the             MGMT      YES    FOR       FOR
Articles of Incorporation

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Convertible Growth and Income Fund, Inc.
By /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Principal Executive Officer
Date: July 26, 2005